                                            SEPTEMBER 24, 2001 SUPPLEMENT TO THE
                                                       TRAVELERS MARQUIS ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2001


THE ENHANCED STEPPED-UP PROVISION DESCRIBED IN THIS SUPPLEMENT WILL BE AVAILABLE TO NEW CONTRACT OWNERS ON OR ABOUT OCTOBER 1, 2001, SUBJECT TO STATE AVAILABILITY.


GENERAL

Any references to The Total Return Bond Portfolio of the PIMCO Variable Insurance Trust are amended to add "Administrative Class" after the name of the portfolio

Any references to the Smith Barney Investment Series are deleted. Any references to the Smith Barney Mid Cap Core Portfolio which currently show the fund as part of the Smith Barney Investment Series are amended to reflect that this portfolio is part of the Travelers Series Fund.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT?  (Summary)

The following language is added:

        If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.25% annually will be deducted from amounts in the variable funding options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? (This section should be added to the Summary)

                The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

ARE THERE ANY ADDITIONAL FEATURES? (Summary)

The following language is added:

- ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on your contract earnings.

FEE TABLE

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

WITH E.S.P. SELECTED:


STANDARD DEATH BENEFIT :                                  ENHANCED DEATH BENEFIT :
Mortality & Expense Risk Charge.....1.55%                 Mortality & Expense Risk Charge.....1.70%
Administrative Expense Charge.......0.15%                 Administrative Expense Charge.......0.15%
E.S.P. Charge.......................0.25%                 E.S.P. Charge.......................0.25%
                                    -----                                                     -----
Total Separate Account Charges:.....1.95%                  Total Separate Account Charges:.....2.10%

WITHOUT E.S.P. SELECTED:


STANDARD DEATH BENEFIT :                            ENHANCED DEATH BENEFIT :
Mortality & Expense Risk Charge....1.55%            Mortality & Expense Risk Charge....1.70%
Administrative Expense Charge......0.15%            Administrative Expense Charge......0.15%

 Total Separate Account Charges:...1.70%            Total Separate Account Charges:....1.85%

EXAMPLE: WITH ESP

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the expenses with the ESP option selected:

(a)  = STANDARD DEATH BENEFIT
(B)  = ENHANCED DEATH BENEFIT
================================================================================

                                                             ----------------------------------------------------------------
UNDERLYING FUNDING OPTIONS:                                       1 YEAR        3 YEARS         5 YEARS         10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC
   AIM V.I. Value Fund................................ (a)         28            87              148              313
 ...................................................... (b)         30            91              155              327
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
   Growth & Income Portfolio - Class B................ (a)         29            90              153              323
 ...................................................... (b)         31            94              161              337
   Premier Growth Portfolio - Class B................. (a)         33            100             170              356
 ...................................................... (b)         34            105             177              369
CREDIT SUISSE WARBURG PINCUS TRUST
   Emerging Markets Portfolio......................... (a)         34            103             175              365
 ...................................................... (b)         35            108             182              378
DELAWARE GROUP PREMIUM FUND
   REIT Series........................................ (a)         28            87              148              314
 ...................................................... (b)         30            92              156              328
   Small Cap Value Series............................. (a)         28            87              148              314
 ...................................................... (b)         30            92              156              328
DREYFUS VARIABLE INVESTMENT FUND
   Appreciation  Portfolio - Initial Shares........... (a)         28            85              145              307
 ...................................................... (b)         29            89              152              321
   Small Cap Portfolio - Initial Shares............... (a)         28            85              145              307
 .......................................................(b)         29            89              152              321
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Franklin Small Cap Fund - Class 2 ..................(a)         30            92              157              330
 ...................................................... (b)         32            97              164              344
   Templeton Developing Markets Securities Fund -
     Class 2
 .....................................................  (a)         38            115             194              401
 .....................................................  (b)         39            119             201              414

   Templeton International Securities Fund - Class 2 . (a)         31            95              162              339
 ...................................................... (b)         33            99              169              353
GREENWICH STREET SERIES FUND
   Appreciation Portfolio............................. (a)         28            85              145              307
 ...................................................... (b)         29            89              152              321

   Fundamental Value Portfolio........................ (a)         28            85              145              308
 ...................................................... (b)         29            90              153              322
JANUS ASPEN SERIES
   Aggressive Growth Portfolio  - Service Shares...... (a)         29            89              152              320
 .......................................................(b)         31            94              159              334
    Growth and Income Portfolio  - Service Shares......(a)         31            95              161              338
 .......................................................(b)         32            99              168              352
    International Growth Portfolio -  Service Shares ..(a)         29            90              154              324
 ...................................................... (b)         31            95              161              338
OCC ACCUMULATION TRUST
   Equity Portfolio  ................................. (a)         29            90              153              323
 ...................................................... (b)         31            94              161              337
PIMCO VARIABLE INSURANCE TRUST

   Total Return Bond  Portfolio  ..................... (a)         26            81              138              294
 ...................................................... (b)         28            86              146              309
PUTNAM VARIABLE TRUST
   Putnam VT International Growth Fund - Class IB .... (a)         32            97              165              346
 ...................................................... (b)         33            102             172              359
   Putnam VT Small Value Fund - Class IB.............. (a)         33            102             173              360
 ...................................................... (b)         35            106             180              374
   Putnam VT Voyager II Fund - Class IB............... (a)         32            99              168              351
 ...................................................... (b)         34            103             175              365
SALOMON BROTHERS VARIABLE SERIES FUND INC.
   Capital Fund........................................(a)         30            92              156              328
 ...................................................... (b)         31            96              163              342
   Investors Fund......................................(a)         29            89              151              319
 ...................................................... (b)         30            93              159              334
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Mid Cap Core Portfolio................ (a)         29            90              153              323
 ...................................................... (b)         31            94              161              337
STRONG VARIABLE INSURANCE FUNDS, INC.
   Strong Schafer Value Fund II....................... (a)         32            97              165              347
 ...................................................... (b)         33            102             173              360
THE MONTGOMERY FUNDS III
   Montgomery Variable Series: Growth Fund............ (a)         32            99              168              351
 ...................................................... (b)         34            103             175              365
THE TRAVELERS SERIES TRUST
   Disciplined Mid Cap Stock Portfolio ............... (a)         29            88              150              317
    .................................................. (b)         30            92              157              331
   Disciplined Small Cap Stock Portfolio.............. (a)         30            92              156              328
   ................................................... (b)         31            96              163              342
   Jurika & Voyles Core Equity Portfolio ..............(a)         30            92              156              328
    ...................................................(b)         31            96              163              342
   Large Cap Portfolio ................................(a)         28            86              147              311
   ....................................................(b)         30            91              154              325
   Lazard International Stock Portfolio .............. (a)         30            92              157              330
   ................................................... (b)         32            97              164              344
   MFS Emerging Growth Portfolio ......................(a)         28            87              149              315
    .................................................. (b)         30            92              156              329
   MFS Mid Cap Growth Portfolio .......................(a)         29            89              151              318
    .................................................. (b)         30            93              158              333
   MFS Research Portfolio  ........................... (a)         29            89              152              320
    .................................................. (b)         31            94              159              334
   MFS Value Portfolio  .............................. (a)         30            92              156              328
    .................................................. (b)         31            96              163              342
   Strategic Stock Portfolio ..........................(a)         29            89              151              318
    .................................................. (b)         30            93              158              333
   U.S. Government Securities Portfolio................(a)         25            76              130              278
 ......................................................(b)         26            81              137              292
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio  ................(a)         28            86              147              312
 .......................................................(b)         30            91              155              326
   Alliance Growth Portfolio  .........................(a)         28            86              146              310
 .......................................................(b)         29            90              154              324
   Smith Barney Aggressive Growth Portfolio ...........(a)         30            91              155              327
       ............................................... (b)         31            96              162              341
   Smith Barney High Income Portfolio .................(a)         27            81              139              295
       ............................................... (b)         28            86              146              310
   Smith Barney Large Capitalization Growth
   Portfolio.......................................... (a)         28            85              144              306

 ...................................................... (b)         29            89              152              320
   Smith Barney Money Market Portfolio ............... (a)         25            78              133              282
 .......................................................(b)         27            82              140              297
    Travelers Managed Income Portfolio ............... (a)         27            82              140              298
 ...................................................... (b)         28            87              148              313
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class II Shares...........(a)         30            92              156              328
 ......................................................(b)         31            96              163              342
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth Opportunities
   Portfolio...........................................(a)         29            89              151              318
 ......................................................(b)         30            93              158              333
VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio - Service Class 2.................(a)         30            91              155              327
 ......................................................(b)         31            96              162              341



THE VARIABLE FUNDING OPTIONS

The investment objective of the Small Cap Portfolio - Initial Shares of the Dreyfus Variable Investment Fund is deleted and replaced with the following:

        Seeks to maximize capital appreciation by investing primarily in small-cap companies with total market values of less than $2 billion at the time of purchase.

The paragraph in the Investment Objective table currently appearing immediately after the investment objective and adviser/subadviser information for the Mid Cap Portfolio - Service Class 2 of the Variable Insurance Products III is deleted and replaced with the following.

        +ANTICIPATED CHANGES TO VARIABLE FUNDING OPTIONS

        Fund Mergers and Liquidation

        Subject to shareholder approval, we anticipate the Disciplined Small Cap Stock Portfolio of the Travelers Series Trust will be liquidated on or about October 26, 2001. On this date, liquidation proceeds will be used to purchase shares of the Smith Barney Money Market Portfolio of the Travelers Series Fund.

        Also subject to shareholder approval, we anticipate that the Strategic Stock Portfolio and the Jurika & Voyles Core Equity Portfolio, both of the Travelers Series Trust, will merge into the Investors Fund of the Salomon Brothers Variable Series Fund Inc. on or about October 26, 2001. On this date, all shares of the Strategic Stock Portfolio and the Jurika & Voyles Core Equity Portfolio will be exchanged for the number of shares of the Investors Fund that is equal in value at the time of the merger to the value of such shares in the Strategic Stock Portfolio or the Jurika & Voyles Core Equity Portfolio.

        Fund Substitutions

        As part of an ongoing effort to consolidate the variable contract operations of Travelers Insurance Company, Travelers Life and Annuity Company, and certain of its affiliates, on or about August 30, 2001 an application was filed with the SEC requesting permission to substitute shares certain underlying funding options for shares of other underlying funding options currently available in your contract, as described in the table below.

         Upon obtaining approval from the SEC and subject to any required approval by state insurance authorities, we will effect the substitution by redeeming shares of the Replaced Funds and using those proceeds to purchase shares of the Replacing Funds The proposed transaction will result in no change in the amount of your contract value, cash value or death benefit, or in the dollar value of your investment in the Separate Account. After the substitution, the Replaced Funds will no longer be available as funding options.

         We anticipate that, if the SEC approval is obtained, the proposed substitutions will occur sometime in the second quarter of 2002. From the date of this supplement to the date of the proposed substitutions, you will be able to transfer out of the Replaced Funds without the transfer counting as a "free" transfer under your Contract. Also, until 30 days after the date the substitution occurs, we will not exercise any right we may have reserved under your Contract to impose any additional transfer restrictions.

         Within five days after the substitution, we will send affected contract owners (i.e., contract owners who were invested in the Replaced Funds on the date of the substitution) notice that the substitution has been completed and that they may transfer out of the Replacing Funds without the transfer counting as a "free" transfer under their contract. Current prospectuses for all funding options currently available through this contract must accompany this prospectus.

         When making any investment decisions, please consider these anticipated changes. As of May 1, 2001, the Disciplined Small Cap Stock Portfolio, the Strategic Stock Portfolio, the Jurika & Voyles Core Equity Portfolio, and all the Replaced Funds listed below are closed to new contract owners.

         ---------------------------------------------------------------------------------------------------
                            Replaced Funds                                   Replacing Funds
         ---------------------------------------------------------------------------------------------------
            TRAVELERS SERIES TRUST                              AIM VARIABLE INSURANCE FUNDS
                Disciplined Mid Cap Stock Portfolio                AIM V.I. Value Fund
                                                                   d
         ---------------------------------------------------------------------------------------------------
            OCC ACCUMULATION TRUST
                Equity Portfolio                                TRAVELERS SERIES FUND


         --------------------------------------------------------
            MONTGOMERY FUNDS III
                Montgomery Variable Series: Growth Fund             AIM Capital Appreciation Portfolio

         --------------------------------------------------------
            STRONG VARIABLE INSURANCE FUNDS
                Strong Multi-Cap Value Fund II
         ---------------------------------------------------------------------------------------------------


CHARGES AND DEDUCTIONS

The following language is added:

     E.S.P CHARGE

         If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the variable funding options. The charge equals, on an annual basis, 0.25% of the amounts held in each funding option.

DEATH BENEFIT

The DEATH PROCEEDS BEFORE THE MATURITY DATE section of the prospectus is amended by adding the following language to the end of that section:

         ENHANCED STEPPED-UP PROVISION ("E.S.P.") (THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.) The Rider Effective Date is the date the rider is attached to and made part of the Contract. If you have selected the E.S.P., the total death benefit payable as of the death report date will equal the death benefit described above plus the greater of zero or the following amount:

         IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF:

         (1) 250% the modified purchase payments, excluding purchase payments that are both received after the first rider effective date anniversary and within 12 months of the death report date, or

         (2) your contract value minus the Modified Purchase Payments, calculated as of the death report date.

         IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF:

         (1) 250% the modified purchase payments, excluding purchase payments that are both received after the first rider effective date anniversary and within 12 months of the death report date, or

         (2) your contract value minus the Modified Purchase Payments, calculated as of the death report date.

         The initial modified purchase payment is equal to the contract value as of the Rider Effective Date. Whenever a purchase payment is made after the rider effective date, the modified purchase payment(s) are increased by the amount of the purchase payment. Whenever a partial surrender is taken after the Rider Effective Date, the modified purchase payment(s) are reduced by a partial surrender reduction as described below.

         The partial surrender reduction is equal to (1) the modified purchase payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the contract value immediately prior to the partial surrender.

  VARIABLE ANNUITY

  The last sentence of the paragraph entitled "Determination of First Annuity Payment" is deleted and replaced with the following:

          If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments begin less any applicable premium tax not previously deducted.






















L-21254-ESP                                                 September 24, 2001